Assets Retirement Obligations and Accrued Environmental Costs	12 Months Ended
Dec. 31, 2013
Assets Retirement Obligations and Accrued Environmental Costs [Abstract]
Asset Retirement Obligations and Environmental Cost
Asset Retirement Obligations and Accrued Environmental Costs

Asset retirement obligations and accrued environmental costs at December 31 were:

	Millions of Dollars
	2013*	2012*

Asset retirement obligations	$2.4	2.0
Accrued environmental costs	3.4	10.5
Total asset retirement obligations and accrued environmental costs	5.8	12.5
Asset retirement obligations and accrued environmental costs due within one year	(2.0)	(8.0)
Long-term asset retirement obligations and accrued environmental costs	$3.8	4.5

*Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.

Asset Retirement Obligations
We have asset removal obligations that we are required to perform under law or contract once an asset is permanently taken out of service. These obligations primarily relate to the abandonment or removal of pipeline. Most of these obligations are not expected to be paid until many years in the future.
During 2013 and 2012, our overall asset retirement obligations changed as follows:

	Millions of Dollars
	2013*	2012*

Balance at January 1	$2.0	2.6
Accretion of discount	—	0.1
Changes in estimates of existing obligations	0.4	(0.7)
Balance at December 31	$2.4	2.0

*Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.

We do not expect any short-term spending and, as a result, there were no current liabilities reported on the consolidated balance sheet for asset retirement obligations at December 31, 2013 and 2012.

Accrued Environmental Costs
Our Predecessors recorded a total environmental accrual of $3.4 million and $10.5 million at December 31, 2013 and 2012, respectively, primarily related to cleanup and remediation at pipeline and terminal locations. Pursuant to the terms of the amended omnibus agreement, Phillips 66 indemnifies us for the environmental liabilities associated with the assets contributed to us during the Offering arising prior to the closing of the Offering. Pursuant to the terms of the Contribution Agreement, Phillips 66 assumed the responsibility for accrued environmental liabilities associated with the Acquired Assets arising prior to their contribution to us. In the future, we may be involved in environmental assessments, cleanups and proceedings.